Note 12 - Available for sale Financial Assets - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
€ / shares in Units, € in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale Financial Assets
Debt Securities Available For Sale Accumulated Comprehensive Incomer	€ 4	€ 157	€ 1
Equity Instumentess Available For Sale Accumulated Comprehensive Incomer	1,123
Impairment Available For Sale Financial Assets Line Items
Available-for-sale financial assets balance at the Beginning	947	1,674	3,816
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Available for sale financial assests, Valuation gains or losses taken to equity	321	400	(1,222)
Income tax, avalilable for sale financial assets	27	(62)	924
Available for sale financial assests, Transferred to profit or loss	356	(1,181)	(1,844)
Other reclasifications, Financial Assets Available for Sale	(10)	116	0
Available-for-sale financial assets balance at the End	1,641	947	1,674
Available-for-sale financial assets, impairment or reversal of impairment	€ (1,127)	(202)	(23)
Percentage of unrealized losses recognized under the heading Accumulated other comprehensive income Items that may be reclassified to profit or loss Available for sale financial assets and originating in debt securities that were generated over more than twelve months	94.7%
Percentage of participation in Telefonica, S.A. in terms of the total portfolio of equity instruments classified as available for sale financial assets	70%
Price per share Telefonica, S.A.	€ 8.125
Debt Securities [Member]
Impairment Available For Sale Financial Assets Line Items
Available-for-sale financial assets balance at the Beginning	€ 1,629	1,769
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Available-for-sale financial assets balance at the End	1,557	1,629	1,769
Equity instruments [Member]
Impairment Available For Sale Financial Assets Line Items
Available-for-sale financial assets balance at the Beginning	(682)	(95)
Changes In Accumulated Other Comprehensive Income Available For Sale Abstract
Available-for-sale financial assets balance at the End	€ 84	€ (682)	€ (95)